EARNING (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2017
EARNING (LOSS) PER SHARE [Text Block]

5. EARNINGS (LOSS) PER SHARE

Basic earnings (loss) per share is computed by dividing earnings (loss) available to common shareholders by the weighted-average number of ordinary shares outstanding during the period. Diluted earnings per share reflects the potential dilution that could occur, if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares, or resulted in the issuance of ordinary shares that shared in the earnings of the entity.

Components of basic and diluted earnings (loss) per share were as follows for the years ended December 31, 2017, 2016, and 2015:

	2017	2016	2015
Net income (loss) attributable to the Company	$858,605	$(18,170,601)	$(7,504,262)
Weighted average outstanding ordinary shares-Basic	40,231,159	40,175,439	34,483,100
Weighted average outstanding ordinary shares- Diluted	40,333,646	40,175,439	34,483,100
Earnings (loss) per share:
Basic	$0.02	$(0.45)	$(0.22)
Diluted	$0.02	$(0.45)	$(0.22)

CONTINUING OPERATIONS	2017	2016	2015
Net income (loss) attributable to the Company	$858,605	$(18,170,601)	$(9,003,233)
Weighted average outstanding ordinary shares-Basic	40,231,159	40,175,439	34,483,100
Weighted average outstanding ordinary shares-Diluted	40,333,646	40,175,439	34,483,100

Earnings (loss) per share:
Basic	$0.02	$(0.45)	$(0.26)
Diluted	$0.02	$(0.45)	$(0.26)

DISCONTINUED OPERATIONS	2017	2016	2015
Net income earnings (loss) attributable to the Company	$-	$-	$1,498,971
Weighted average outstanding ordinary shares-Basic	-	-	34,483,100
Weighted average outstanding ordinary shares-Diluted	-	-	35,382,895

Earnings (loss) per share:
Basic	$-	$-	$0.40
Diluted	$-	$-	$0.40

Warrants for the purchase of 525,621 and 1,425,416 shares were not included in the calculations for the years ended December 31, 2016 and 2015 as their effect would have been anti-dilutive. For the year ended December 31, 102,487 shares were included in the diluted earnings per share calculation. The incremental shares were added due to the average market price of the Company’s stock in the period exceeded the exercise prices of the stock options granted to the Company’s employees and various consultants. The incremental shares were computed under the treasury stock method. In January 2018, an aggregate of  529,004  ordinary shares were issued as a result of exercise of stock options granted to employees and consulants.

As the Company reported income from discontinued operations in 2015, 899,795 shares underlying 98,741 series B warrants (Note 16) were included in diluted calculation.